STATEMENT OF CHANGES IN EQUITY (Parentheticals) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
Currency translation differences tax	£ 0	£ 0	£ 0
Comprehensive income, attributable to owners of parent	1,413	1,670	4,069
The Bank
Currency translation differences tax	0	0	0
Comprehensive income, attributable to owners of parent	£ 160	£ 1,743	£ 5,696